Cover	Aug. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2021
Entity File Number	000-56267
Entity Registrant Name	Sezzle Inc.
Entity Central Index Key	0001662991
Entity Tax Identification Number	81-0971660
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	251 N. 1st Ave.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	651
Local Phone Number	504-5402
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false